AMERICAN FUNDS INFLATION LINKED BOND FUND®
AMERICAN FUNDS INFLATION LINKED BOND FUND®
American Funds Inflation Linked Bond Fund® Prospectus Supplement June 1, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1. The “Fees and expenses of the fund” section of the prospectus is amended by replacing the column captioned “529-A” in the “Annual fund operating expenses” table and the column captioned “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below. Expense information for all other share classes and all footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMERICAN FUNDS INFLATION LINKED BOND FUND® Class 529-A
Management fees	0.33%
Distribution and/or service (12b-1) fees	0.22%	[1]
Other expenses	0.25%	[1]
Total annual fund operating expenses	0.80%
[1]	Restated to reflect current fees.

Example
Expense Example	AMERICAN FUNDS INFLATION LINKED BOND FUND® Class 529-A USD ($)
1 year	$ 330
3 years	499
5 years	683
10 years	$ 1,215

2. The second paragraph of the “Principal investment strategies” section of the prospectus is amended in its entirety to read as follow:

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization (NRSRO). To the extent the fund invests in other debt securities, the fund will invest in debt securities with quality ratings of Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund will invest in debt securities with a wide range of maturities.

Keep this supplement with your prospectus.